UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2023
MFS®  Intermediate High
Income Fund
CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate High
Income Fund
New York Stock Exchange Symbol: CIF

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	12.2%
Medical & Health Technology & Services	8.2%
Midstream	7.5%
Consumer Services	6.5%
Gaming & Lodging	5.9%
Composition including fixed income credit quality (a)(i)
BBB	2.6%
BB	61.5%
B	56.7%
CCC	19.3%
Not Rated	3.5%
Non-Fixed Income	(2.3)%
Cash & Cash Equivalents (Less Liabilities) (b)	(40.8)%
Other	(0.5)%
Portfolio facts
Average Duration (d)	5.6
Average Effective Maturity (m)	5.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Michael Skatrud	Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 9.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 138.1%
Aerospace & Defense – 4.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$38,000	$38,035
Bombardier, Inc., 7.125%, 6/15/2026 (n)		102,000	100,028
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		200,000	180,128
Moog, Inc., 4.25%, 12/15/2027 (n)		251,000	234,046
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		172,000	141,519
TransDigm, Inc., 6.25%, 3/15/2026 (n)		175,000	173,802
TransDigm, Inc., 6.375%, 6/15/2026		170,000	167,931
TransDigm, Inc., 5.5%, 11/15/2027		158,000	148,538
TransDigm, Inc., 6.75%, 8/15/2028 (n)		147,000	147,169
TransDigm, Inc., 4.625%, 1/15/2029		181,000	160,422
			$1,491,618
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)		$181,000	$168,020
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		109,745	105,157
			$273,177
Automotive – 3.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$163,000	$163,420
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		77,000	77,000
Dana, Inc., 5.375%, 11/15/2027		138,000	129,252
Dana, Inc., 4.25%, 9/01/2030		102,000	81,725
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		186,000	139,622
Ford Motor Co., 5.113%, 5/03/2029		210,000	192,260
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		429,000	406,165
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		135,000	102,296
			$1,291,740
Broadcasting – 1.9%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$265,000	$168,618
Gray Television, Inc., 5.875%, 7/15/2026 (n)		31,000	26,645
iHeartCommunications, Inc., 8.375%, 5/01/2027		102,000	57,544
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		183,000	157,056
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		200,000	170,200
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	90,105	76,270
			$656,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.3%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$31,000	$28,582
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	202,000	204,566
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	189,000	161,467
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	123,000	106,924
NFP Corp., 4.875%, 8/15/2028 (n)	164,000	146,405
NFP Corp., 6.875%, 8/15/2028 (n)	175,000	145,133
		$793,077
Building – 4.6%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$172,000	$138,238
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	255,000	221,213
Interface, Inc., 5.5%, 12/01/2028 (n)	271,000	211,380
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	157,000	126,385
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	158,000	150,100
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	220,000	212,300
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	114,000	94,401
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	101,000	92,595
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	201,000	169,718
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	183,000	158,257
		$1,574,587
Business Services – 2.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$84,000	$80,921
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	155,000	145,036
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	95,000	88,877
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	216,000	216,472
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)	187,000	161,979
		$693,285
Cable TV – 11.8%
Cable One, Inc., 4%, 11/15/2030 (n)	$268,000	$209,710
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	142,000	131,538
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	625,000	527,105
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	320,000	263,409
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	228,000	182,637
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	155,000	114,670
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	157,348
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	200,000	108,361
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	200,000	88,086
DISH DBS Corp., 7.75%, 7/01/2026	100,000	57,377
DISH DBS Corp., 5.25%, 12/01/2026 (n)	155,000	122,438
DISH DBS Corp., 5.125%, 6/01/2029	135,000	61,226
DISH Network Corp., 11.75%, 11/15/2027 (n)	78,000	74,654
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	180,000	167,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	$163,000	$136,488
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	370,000	322,972
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)	128,000	94,456
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	370,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	129,000	124,436
Videotron Ltd., 3.625%, 6/15/2029 (n)	106,000	91,191
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	225,000	178,104
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	195,459
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	306,724
		$4,085,409
Chemicals – 3.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$141,746
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	320,000	274,150
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	244,000	213,548
Ingevity Corp., 3.875%, 11/01/2028 (n)	261,000	215,403
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	179,000	152,907
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	121,000	100,233
		$1,097,987
Computer Software – 1.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$131,000	$122,927
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	50,000	44,179
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	172,000	147,720
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	170,000	148,104
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	172,000	157,380
		$620,310
Computer Software - Systems – 2.6%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$309,000	$303,979
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	33,118
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)	75,000	63,422
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	78,000	59,959
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	318,000	303,528
Virtusa Corp., 7.125%, 12/15/2028 (n)	152,000	121,220
		$885,226
Conglomerates – 5.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$128,000	$115,685
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	315,000	278,769
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	186,000	194,530
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	268,000	265,856
Gates Global LLC, 6.25%, 1/15/2026 (n)	222,000	217,560
Griffon Corp., 5.75%, 3/01/2028	201,000	185,309

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$195,000	$148,435
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		130,000	129,694
TriMas Corp., 4.125%, 4/15/2029 (n)		349,000	309,856
			$1,845,694
Construction – 1.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$158,000	$143,780
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		95,000	87,663
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		142,000	122,035
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		217,000	210,490
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		116,000	101,694
			$665,662
Consumer Products – 3.5%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$84,897
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$188,000	160,975
Mattel, Inc., 3.375%, 4/01/2026 (n)		147,000	134,837
Mattel, Inc., 5.875%, 12/15/2027 (n)		99,000	96,468
Mattel, Inc., 6.2%, 10/01/2040		15,000	13,180
Newell Brands, Inc., 6.375%, 9/15/2027		181,000	172,147
Newell Brands, Inc., 6.625%, 9/15/2029		121,000	114,194
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		175,000	167,125
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		59,000	48,554
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		156,000	127,422
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		155,000	92,419
			$1,212,218
Consumer Services – 6.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$297,000	$260,573
ANGI Group LLC, 3.875%, 8/15/2028 (n)		232,000	188,883
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		200,000	173,078
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		123,000	109,778
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		319,000	275,924
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		151,000	141,231
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		182,000	171,138
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		215,000	196,188
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		65,000	55,168
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		15,000	12,219
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		180,000	130,038
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	93,646
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		283,000	242,428
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		153,000	136,494
			$2,186,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 4.6%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$200,000	$170,754
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	200,000	156,842
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	214,085
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	275,000	220,876
Crown Americas LLC, 5.25%, 4/01/2030	155,000	147,940
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	220,000	208,731
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	130,000	126,463
LABL, Inc., 5.875%, 11/01/2028 (n)	152,000	136,610
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	188,320
		$1,570,621
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$185,000	$124,430
Electronics – 2.3%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$85,000	$78,118
Entegris, Inc., 3.625%, 5/01/2029 (n)	110,000	94,920
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	10,000	10,005
Sensata Technologies B.V., 5%, 10/01/2025 (n)	260,000	255,547
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	200,000	193,151
Synaptics, Inc., 4%, 6/15/2029 (n)	202,000	169,175
		$800,916
Energy - Independent – 4.6%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$137,000	$133,966
CNX Resources Corp., 6%, 1/15/2029 (n)	118,000	108,968
CNX Resources Corp., 7.375%, 1/15/2031 (n)	40,000	38,501
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	235,000	205,391
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	220,000	206,250
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	135,000	124,031
Matador Resources Co., 6.875%, 4/15/2028 (n)	97,000	96,207
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	137,000	126,242
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	30,000	30,175
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	197,000	184,433
SM Energy Co., 6.75%, 9/15/2026	47,000	45,378
SM Energy Co., 6.5%, 7/15/2028	121,000	113,455
Southwestern Energy Co., 8.375%, 9/15/2028	90,000	93,809
Southwestern Energy Co., 5.375%, 3/15/2030	102,000	93,753
		$1,600,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 3.4%
Carnival Corp., 4%, 8/01/2028 (n)	$46,000	$40,115
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	143,000	135,580
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	216,000	184,904
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	116,000	119,726
Merlin Entertainments, 5.75%, 6/15/2026 (n)	200,000	191,186
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	112,000	101,600
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	142,000	130,847
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	190,000	174,547
VOC Escrow Ltd., 5%, 2/15/2028 (n)	93,000	83,713
		$1,162,218
Financial Institutions – 6.1%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$208,313	$180,236
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	211,000	206,967
Credit Acceptance Corp., 6.625%, 3/15/2026	21,000	20,037
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	404,529	361,042
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	265,000	216,696
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	151,000	148,755
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	261,000	238,032
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	39,000	31,671
OneMain Finance Corp., 6.875%, 3/15/2025	144,000	138,752
OneMain Finance Corp., 7.125%, 3/15/2026	226,000	216,094
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	191,000	157,510
SLM Corp., 3.125%, 11/02/2026	218,000	186,887
		$2,102,679
Food & Beverages – 4.1%
B&G Foods, Inc., 5.25%, 4/01/2025	$120,000	$113,076
B&G Foods, Inc., 5.25%, 9/15/2027	45,000	38,260
BellRing Brands, Inc., 7%, 3/15/2030 (n)	220,000	223,052
Performance Food Group Co., 5.5%, 10/15/2027 (n)	237,000	227,878
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	154,000	148,487
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	260,000	227,680
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	282,000	242,562
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	209,770
		$1,430,765
Gaming & Lodging – 5.8%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$85,000	$73,279
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	129,000	129,592
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	187,000	190,551
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	166,000	160,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
International Game Technology PLC, 4.125%, 4/15/2026 (n)	$200,000	$189,417
International Game Technology PLC, 6.25%, 1/15/2027 (n)	200,000	199,608
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	156,000	125,806
Sands China Ltd., 4.3%, 1/08/2026	250,000	233,292
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	158,000	138,895
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	229,000	210,108
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	200,000	173,540
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	195,000	174,010
		$1,998,433
Industrial – 1.9%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$200,000	$179,346
APi Escrow Corp., 4.75%, 10/15/2029 (n)	265,000	238,093
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	248,000	226,536
		$643,975
Insurance - Property & Casualty – 2.8%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$111,000	$105,175
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	78,000	65,619
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	122,000	102,052
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	80,000	74,561
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	171,000	146,686
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	47,000	41,949
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	145,000	125,456
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	70,000	68,115
Hub International Ltd., 5.625%, 12/01/2029 (n)	266,000	238,645
		$968,258
Machinery & Tools – 1.7%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$136,000	$137,617
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	262,000	273,075
Terex Corp., 5%, 5/15/2029 (n)	183,000	169,579
		$580,271
Major Banks – 0.6%
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$200,000	$204,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 8.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$174,913
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	71,000	54,698
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	276,000	255,291
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	276,000	242,245
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	110,000	102,380
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	216,000	116,672
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	187,000	140,459
DaVita, Inc., 4.625%, 6/01/2030 (n)	167,000	143,026
Encompass Health Corp., 5.75%, 9/15/2025	30,000	29,740
Encompass Health Corp., 4.75%, 2/01/2030	207,000	188,558
Encompass Health Corp., 4.625%, 4/01/2031	30,000	26,198
IQVIA, Inc., 5%, 5/15/2027 (n)	400,000	384,666
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	203,382
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	89,000	67,052
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	105,000	78,685
Tenet Healthcare Corp., 6.125%, 10/01/2028	132,000	125,110
Tenet Healthcare Corp., 4.375%, 1/15/2030	61,000	54,351
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	194,000	187,497
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	77,000	76,924
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	152,000	128,820
		$2,780,667
Medical Equipment – 1.8%
Embecta Corp., 5%, 2/15/2030 (n)	$156,000	$130,613
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	210,000	227,256
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	105,000	89,840
Teleflex, Inc., 4.625%, 11/15/2027	189,000	178,773
		$626,482
Metals & Mining – 5.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$210,000	$201,700
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	175,000	147,437
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	83,000	74,492
Ero Copper Corp., 6.5%, 2/15/2030 (n)	123,000	106,395
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	313,000	264,530
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	221,000	176,256
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	245,000	214,128
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	136,000	106,862
Novelis Corp., 3.25%, 11/15/2026 (n)	103,000	93,036
Novelis Corp., 4.75%, 1/30/2030 (n)	187,000	165,961
Novelis Corp., 3.875%, 8/15/2031 (n)	93,000	76,368
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	96,293	90,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
TMS International Corp., 6.25%, 4/15/2029 (n)	$45,000	$35,572
		$1,753,239
Midstream – 7.4%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$180,000	$156,096
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	248,000	208,575
EQM Midstream Partners LP, 5.5%, 7/15/2028	391,000	366,513
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	81,000	70,767
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	62,000	60,390
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	155,000	152,427
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	309,000	292,778
NuStar Logistics, LP, 6.375%, 10/01/2030	152,000	146,300
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	61,000	57,037
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	280,000	252,804
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	210,000	212,633
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	245,000	213,157
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	80,000	79,310
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	145,000	125,002
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	51,000	51,255
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	102,000	102,534
		$2,547,578
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$186,455
Oil Services – 0.9%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$203,000	$184,941
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	135,000	130,950
		$315,891
Oils – 1.2%
Parkland Corp., 4.625%, 5/01/2030 (n)	$331,000	$286,149
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	147,000	136,710
		$422,859
Personal Computers & Peripherals – 0.9%
NCR Corp., 5%, 10/01/2028 (n)	$213,000	$187,257
NCR Corp., 5.125%, 4/15/2029 (n)	124,000	108,469
		$295,726
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$108,000	$107,716
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	123,000	92,865
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	24,000	14,972

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$200,000	$179,196
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	169,711
		$564,460
Pollution Control – 1.6%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$60,000	$57,737
GFL Environmental, Inc., 4%, 8/01/2028 (n)	180,000	160,732
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	65,000	59,017
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	80,000	71,009
Stericycle, Inc., 3.875%, 1/15/2029 (n)	233,000	205,492
		$553,987
Precious Metals & Minerals – 0.8%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$198,000	$154,551
Taseko Mines Ltd., 7%, 2/15/2026 (n)	150,000	134,464
		$289,015
Printing & Publishing – 0.8%
Cimpress PLC, 7%, 6/15/2026	$300,000	$258,750
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027	$235,000	$193,001
Real Estate - Other – 0.5%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$218,000	$186,662
Restaurants – 0.4%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$175,000	$142,397
Retailers – 2.4%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$212,000	$186,867
Bath & Body Works, Inc., 5.25%, 2/01/2028	313,000	297,829
Hanesbrands, Inc., 9%, 2/15/2031 (n)	78,000	78,008
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	122,000	107,848
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	213,000	163,440
		$833,992
Specialty Stores – 2.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$158,000	$138,353
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	62,000	53,415
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	105,000	80,850
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	125,000	76,805
Penske Automotive Group Co., 3.75%, 6/15/2029	215,000	184,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – continued
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	$250,000	$242,703
		$776,288
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$73,000	$69,411
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	160,000	139,116
		$208,527
Telecommunications - Wireless – 1.4%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$98,997
SBA Communications Corp., 3.875%, 2/15/2027	145,000	133,647
SBA Communications Corp., 3.125%, 2/01/2029	305,000	256,913
		$489,557
Tobacco – 0.3%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$105,000	$91,239
Utilities - Electric Power – 4.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$238,000	$216,581
Calpine Corp., 5.125%, 3/15/2028 (n)	225,000	201,556
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	158,000	147,055
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	365,000	306,176
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	43,000	42,189
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	29,000	27,804
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	130,000	121,062
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	155,000	148,800
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	262,000	245,625
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	108,000	96,956
		$1,553,804
Total Bonds (Identified Cost, $52,654,542)		$47,631,774
Common Stocks – 0.4%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)	2,070	$50,715
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$67,008
Total Common Stocks (Identified Cost, $250,507)		$117,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	216	$1,404
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	216	918
Total Contingent Value Rights (Identified Cost, $0)		$2,322

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	3/16/21	3,500	$2,307

Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.88% (v) (Identified Cost, $868,788)	868,805	$868,718

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Fixed Income ETFs – 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF – July 2023 @ $74	Put	Goldman Sachs International	$ 978,252	132	$12,672
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $71	Put	Goldman Sachs International	1,437,734	194	11,252
Total Purchased Options (Premiums Paid, $51,818)					$23,924

Other Assets, Less Liabilities – (41.1)%	(14,165,573)
Net Assets – 100.0%	$34,481,195

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $868,718 and $47,778,050, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,398,922, representing 117.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

Portfolio of Investments (unaudited) – continued
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 5/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	195,825	EUR	177,863	Morgan Stanley Capital Services, Inc.	7/21/2023	$5,177

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	3	$385,031	September – 2023	$3,628
U.S. Treasury Ultra Note 10 yr	Long	USD	6	722,719	September – 2023	3,025
						$6,653
At May 31, 2023, the fund had cash collateral of $31,200 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $52,956,867)	$47,778,050
Investments in affiliated issuers, at value (identified cost, $868,788)	868,718
Cash	108
Deposits with brokers for
Futures contracts	31,200
Receivables for
Forward foreign currency exchange contracts	5,177
Net daily variation margin on open futures contracts	6,098
Investments sold	218,331
Interest	783,295
Receivable from investment adviser	432
Other assets	14,010
Total assets	$49,705,419
Liabilities
Notes payable	$15,000,000
Payables for
Distributions	12,905
Investments purchased	100,334
Capital shares reacquired	6,505
Payable to affiliates
Administrative services fee	96
Transfer agent and dividend disbursing costs	458
Payable for independent Trustees' compensation	62
Accrued interest expense	19,577
Accrued expenses and other liabilities	84,287
Total liabilities	$15,224,224
Net assets	$34,481,195
Net assets consist of
Paid-in capital	$48,379,596
Total distributable earnings (loss)	(13,898,401)
Net assets	$34,481,195
Shares of beneficial interest outstanding (19,215,481 shares authorized less 78,100 capital shares to be retired)	19,137,381
Net asset value per share (net assets of $34,481,195 / 19,137,381 shares of beneficial interest outstanding)	$1.80
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,526,198
Dividends from affiliated issuers	33,054
Dividends	8,672
Other	153
Total investment income	$1,568,077
Expenses
Management fee	$125,249
Transfer agent and dividend disbursing costs	7,469
Administrative services fee	8,727
Independent Trustees' compensation	2,662
Stock exchange fee	11,840
Custodian fee	2,187
Shareholder communications	29,152
Audit and tax fees	49,261
Legal fees	636
Interest expense and fees	430,613
Miscellaneous	18,587
Total expenses	$686,383
Reduction of expenses by investment adviser	(17,959)
Net expenses	$668,424
Net investment income (loss)	$899,653

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,511,765)
Affiliated issuers	(57)
Futures contracts	292
Forward foreign currency exchange contracts	(22,513)
Foreign currency	548
Net realized gain (loss)	$(1,533,495)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,694,149
Affiliated issuers	(86)
Futures contracts	8,746
Forward foreign currency exchange contracts	18,880
Translation of assets and liabilities in foreign currencies	(115)
Net unrealized gain (loss)	$1,721,574
Net realized and unrealized gain (loss)	$188,079
Change in net assets from operations	$1,087,732
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22
Change in net assets
From operations
Net investment income (loss)	$899,653	$2,162,780
Net realized gain (loss)	(1,533,495)	(1,087,991)
Net unrealized gain (loss)	1,721,574	(6,833,003)
Change in net assets from operations	$1,087,732	$(5,758,214)
Distributions to shareholders	$(880,235)	$(2,327,302)
Tax return of capital distributions to shareholders	$—	$(1,468,441)
Distributions from other sources	$(807,338)(a)	$—
Change in net assets from fund share transactions	$(463,919)	$155,726
Total change in net assets	$(1,063,760)	$(9,398,231)
Net assets
At beginning of period	35,544,955	44,943,186
At end of period	$34,481,195	$35,544,955

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/23 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$1,087,732
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(12,467,010)
Proceeds from disposition of investment securities	14,857,583
Purchase of short-term investments, net	(74,193)
Realized gain/loss on investments	1,511,765
Unrealized appreciation/depreciation on investments	(1,694,063)
Unrealized appreciation/depreciation on foreign currency contracts	(18,880)
Net amortization/accretion of income	(21,109)
Decrease in interest receivable	7,075
Decrease in accrued expenses and other liabilities	(14,234)
Increase in receivable from investment adviser	(432)
Increase in receivable for net daily variation margin on open futures contracts	(6,098)
Decrease in payable for net daily variation margin on open futures contracts	(3,090)
Increase in other assets	(11,996)
Decrease in interest payable	(1,248)
Net cash provided by operating activities	$3,151,802
Cash flows from financing activities:
Distributions paid in cash	$(1,650,430)
Decrease in notes payable	(1,000,000)
Repurchase of shares of beneficial interest	(481,652)
Net cash used by financing activities	$(3,132,082)
Net increase in cash and restricted cash	$19,720
Cash and restricted cash:
Beginning of period	$11,588
End of period	$31,308
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $24,238.
Cash paid during the six months ended May 31, 2023 for interest was $431,861.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$1.83	$2.32	$2.47	$2.56	$2.46	$2.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.13	$0.14	$0.14	$0.14(c)
Net realized and unrealized gain (loss)	0.01	(0.40)	(0.05)	(0.00)(w)	0.20	(0.22)
Total from investment operations	$0.06	$(0.29)	$0.08	$0.14	$0.34	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.12)	$(0.14)	$(0.15)	$(0.14)	$(0.15)
From tax return of capital	—	(0.08)	(0.09)	(0.08)	(0.10)	(0.10)
From other sources	(0.04)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.20)	$(0.23)	$(0.23)	$(0.24)	$(0.25)
Net increase from repurchase of capital shares	$0.00(w)	$—	$—	$0.00(w)	$0.00(w)	$—
Net asset value, end of period (x)	$1.80	$1.83	$2.32	$2.47	$2.56	$2.46
Market value, end of period	$1.62	$1.83	$2.97	$2.47	$2.70	$2.29
Total return at market value (%)	(6.93)(n)	(32.19)	30.89	0.89	29.74	(8.21)
Total return at net asset value (%) (j)(r)(s)(x)	3.41(n)	(13.19)	2.25	6.40	14.52	(2.81)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	3.87(a)	2.53	1.84	2.05	2.56	2.50(c)
Expenses after expense reductions	3.77(a)	2.23	1.65	1.82	2.49	2.41(c)
Net investment income (loss)	5.07(a)	5.54	5.27	5.75	5.43	5.50(c)
Portfolio turnover	24(n)	31	65	57	56	45
Net assets at end of period (000 omitted)	$34,481	$35,545	$44,943	$47,585	$50,387	$48,508
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	1.34(a)	1.34	1.34	1.34	1.34	1.33(c)
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,000	$16,000	$18,500	$18,500	$20,000	$20,000
Asset coverage per $1,000 of indebtedness (k)	$3,299	$3,222	$3,429	$3,572	$3,519	$3,425

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

Notes to Financial Statements (unaudited) - continued
condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$23,924	$—	$67,008	$90,932
Luxembourg	—	53,037	—	53,037
United Kingdom	—	2,307	—	2,307
U.S. Corporate Bonds	—	39,936,950	—	39,936,950
Foreign Bonds	—	7,694,824	—	7,694,824
Mutual Funds	868,718	—	—	868,718
Total	$892,642	$47,687,118	$67,008	$48,646,768
Other Financial Instruments
Futures Contracts – Assets	$6,653	$—	$—	$6,653
Forward Foreign Currency Exchange Contracts – Assets	—	5,177	—	5,177
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/22	$92,285
Realized gain (loss)	10,734
Change in unrealized appreciation or depreciation	(25,277)
Disposed of as part of a corporate action	(10,734)
Balance as of 5/31/23	$67,008
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2023 is $(15,246). At May 31, 2023, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Option Contracts	$23,924
Interest Rate	Futures Contracts	6,653
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,177
Total		$35,754
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuer, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$292	$—	$—
Foreign Exchange	—	(22,513)	—
Equity	—	—	(574)
Total	$292	$(22,513)	$(574)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$8,746	$—	$—
Foreign Exchange	—	18,880	—
Equity	—	—	(27,894)
Total	$8,746	$18,880	$(27,894)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one

Notes to Financial Statements (unaudited) - continued
net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets

Notes to Financial Statements (unaudited) - continued
and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/23
Cash	$108
Restricted cash	—
Restricted cash included in deposits with brokers	31,200
Total cash and restricted cash in the Statement of Cash Flows	$31,308
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
For the six months ended May 31, 2023, the amount of distributions estimated to be a tax return of capital was approximately $807,338 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/22
Ordinary income (including any short-term capital gains)	$2,327,302
Tax return of capital (b)	1,468,441
Total distributions	$3,795,743

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/23
Cost of investments	$53,842,194
Gross appreciation	172,292
Gross depreciation	(5,367,718)
Net unrealized appreciation (depreciation)	$(5,195,426)
As of 11/30/22
Capital loss carryforwards	(6,284,951)
Late year ordinary loss deferral	(11,911)
Other temporary differences	85
Net unrealized appreciation (depreciation)	(7,001,783)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of November 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(582,326)
Long-Term	(5,702,625)
Total	$(6,284,951)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, MFS will reduce its management fee by an amount equivalent to the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended May 31, 2023, this reduction amounted to $17,959, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2023, these fees paid to MFSC amounted to $1,463.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.0492% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$897,354	$906,938
Non-U.S. Government securities	10,797,793	13,332,577
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 292,754 shares of beneficial interest during the six months ended May 31, 2023 at an average price per share of $1.67 and a weighted average discount of 8.78% per share. The fund did not repurchase any shares for the year ended November 30, 2022. Transactions in fund shares were as follows:
	Six months ended 5/31/23		Year ended 11/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	13,107	$24,238	74,893	$155,726
Capital shares repurchased	(292,754)	(488,157)	—	—
Net change	(279,647)	$(463,919)	74,893	$155,726
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $17,000,000. Prior to May 30, 2023, the maximum amount of the revolving secured line of credit was $20,000,000. At May 31, 2023, the fund had outstanding borrowings under this agreement in the amount of $15,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2023. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread with the option to choose SOFR periods of 1 or 3 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $428,048 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $2,520 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2023, the average loan

Notes to Financial Statements (unaudited) - continued
balance was $15,873,626 at a weighted average annual interest rate of 5.41%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$794,611	$7,155,605	$7,081,355	$(57)	$(86)	$868,718

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,054	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Intermediate High Income Fund
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the “Fund”), including the portfolio of investments, as of May 31, 2023, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2022 and the financial highlights for each of the five years in the period then ended; and in our report dated January 13, 2023, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
July 14, 2023

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: CIF

Item 1(b):

A copy of the notice transmitted to the Registrant's shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

12/01/22-12/31/22	0	N/A	0	1,940,399
1/01/23-1/31/23	0	N/A	0	1,940,399
2/01/23-2/28/23	0	N/A	0	1,940,399
3/01/23-3/31/23	25,177	1.68	25,177	1,915,222
4/01/23-4/30/23	125,285	1.69	125,285	1,789,937
5/01/23-5/31/23	142,292	1.65	142,292	1,647,645
Total	292,754	1.67	292,754

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant's outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2022 plan year is 1,940,399.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant's Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust's common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 14, 2023

* Print name and title of each signing officer under his or her signature.